14. Financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	$ 2,585	$ 3,226
Increases	2,204	0
Decreases	(1,086)	(641)
Reserve for impairment of receivables, ending	3,703	2,585
Trade and other receivables
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	2,585	3,226
Increases	2,204	0
Decreases	(1,086)	(641)
Reserve for impairment of receivables, ending	$ 3,703	$ 2,585